RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.   RELATED PARTY TRANSACTIONS
In the years ended December 31, 2012, 2011 and 2010, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice.
SeaTeam Singapore Pte. Limited, a majority owned subsidiary of Frontline, became the technical manager of the Ulriken on December 7, 2010. Balances owed by SeaTeam Singapore Pte. Limited relate to advance payments made with respect to technical management expenses.
A summary of net amounts incurred from related parties for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	219	218	—

Amounts due from related parties at December 31 are as follows;

(in thousands of $)	2012	2011
SeaTeam Singapore Pte. Limited	86	157
ITCL	217	1,829
	303	1,986
An amount of $1.8 million was advanced to ITCL at December 31, 2011 to fund the operating expenses of the Vessel.
Amounts due to related parties at December 31, 2012 and 2011 are due to Frontline Ltd..